Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended		3 Months Ended
	Jan. 31, 2020	Sep. 30, 2019	Nov. 30, 2019
Chief Executive Officer [member]
Statement [Line Items]
Claim amount termination of employment			$ 1,000,000
Bio V Pharma Inc [Member]
Statement [Line Items]
Claim amount for premises sub-leased	$ 395,000
GSB [Member]
Statement [Line Items]
Non-brokered private placements		$ 15,000,000
Claim amount for finders fee		$ 600,000